Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
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Amounts Due From and To CNPC and its Fellow Subsidiaries, Associates and Joint Ventures of the Group
•	Amounts due from and to CNPC and its fellow subsidiaries, associates and joint ventures of the Group included in the following accounts captions are summarized as follows:

	December 31, 2018	December 31, 2017
	RMB	RMB
Accounts receivable	10,939	10,219
Prepayments and other receivables	11,458	8,987
Other current assets	7,852	5,794
Other non-current assets	16,511	14,848
Accounts payable and accrued liabilities	64,473	66,001
Contract liabilities	568	—
Other non-current liabilities	2,296	3,053

Key Management Compensation

Key management compensation

	Year End December 31,
	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Emoluments and other benefits	13,385	11,779	12,549
Contribution to retirement benefit scheme	1,781	1,645	1,712

	15,166	13,424	14,261